Derivative Financial Instruments - Additional Information (Detail) - 2degrees	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NZD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 NZD ($)
Interest Rate Swap
Derivative [Line Items]
Matured derivative notional amount	$ 26,900,000	$ 40,000,000
Derivative description	The agreements have effective dates from June 30, 2017 through June 30, 2021 and termination dates from March 31, 2020 to June 28, 2024	The agreements have effective dates from June 30, 2017 through June 30, 2021 and termination dates from March 31, 2020 to June 28, 2024
Derivative, notional amount	$ 133,000,000				$ 197,500,000
Interest Rate Swap | Other non-current liabilities
Derivative [Line Items]
Derivative liability, interest rate, fair value	$ 2.3		$ 1.8
Interest Rate Swap | Minimum
Derivative [Line Items]
Derivative, fixed interest rate	1.385%				1.385%
Interest Rate Swap | Maximum
Derivative [Line Items]
Derivative, fixed interest rate	3.74%				3.74%
Foreign Exchange Contract | Other, net
Derivative [Line Items]
Foreign exchange gain (loss) recognized in other, net	$ (1,000,000)		$ 800,000	$ (1,100,000)
Foreign Exchange Contract | Sell NZD
Derivative [Line Items]
Matured derivative notional amount		$ 78,400,000
Short-term forward exchange contracts to sell and buy currencies					$ 22,000,000
Foreign Exchange Contract | Sell US Dollar
Derivative [Line Items]
Matured derivative notional amount	2,000,000
Foreign Exchange Contract | Buy US Dollar
Derivative [Line Items]
Matured derivative notional amount	53,500,000
Short-term forward exchange contracts to sell and buy currencies	$ 14,500,000
Foreign Exchange Contract | Buy NZD
Derivative [Line Items]
Matured derivative notional amount		$ 3,000,000